Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management And Fair Value Of Financial Instruments [Abstract]
Schedule of carrying amounts and fair values of financial assets and financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2024
Financial asset measured at fair value
Financial assets at FVTPL	19	$11,665	$—	$—	$11,665	$—	$—	$11,665	$11,665
Financial assets at amortized cost
Trade receivables	18	$—	$5,242	$—	$5,242	n/a	n/a	n/a	n/a
Deposits and other receivables	16,18	—	2,280	—	2,280	n/a	n/a	n/a	n/a
Amount due from a related company		—	3	—	3	n/a	n/a	n/a	n/a
Cash and cash equivalents	20(b)	—	52,251	—	52,251	n/a	n/a	n/a	n/a
		$—	$59,776	$—	$59,776
Financial liabilities measured at fair value
Warrant liabilities	27	$175	$—	$—	$175	175	—	—	175
Financial liabilities at amortized cost
Trade payables		$—	$—	$3,668	$3,668	n/a	n/a	n/a	n/a
Other liabilities	21	—	—	1,828	1,828	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	14,309	14,309	n/a	n/a	n/a	n/a
		$—	$—	$19,805	$19,805

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2023
Financial asset measured at fair value
Financial assets at FVTPL	19	$20,405	$—	$—	$20,405	$—	$—	$20,405	$20,405
Financial assets at amortized cost
Trade receivables	18	$—	$4,058	$—	$4,058	n/a	n/a	n/a	n/a
Deposits and other receivables	16,18	—	6,028	—	6,028	n/a	n/a	n/a	n/a
Short-term deposits		—	16,000	—	16,000	n/a	n/a	n/a	n/a
Cash and cash equivalents	20(b)	—	45,706	—	45,706	n/a	n/a	n/a	n/a
		$—	$71,792	$—	$71,792
Financial liabilities measured at fair value
Warrant liabilities	27	$224	$—	$—	$224	224	—	—	224
Financial liabilities at amortized cost
Trade payables		$—	$—	$1,671	$1,671	n/a	n/a	n/a	n/a
Accrued expenses and other liabilities	21	—	—	8,175	8,175	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	14,623	14,623	n/a	n/a	n/a	n/a
		$—	$—	$24,469	$24,469

Schedule of fair value measurements
Financial instruments measured at fair value

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTPL	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher.
	Discounted cash flow method	Risk-adjusted discount rate: 17.5% (2023: 17.5%) Discount for lack of marketability: 25.1% (2023: 32.5%)	The estimated fair value would increase if: –the risk-adjusted discount rate was lower; or –the discount for lack of marketability was lower.

Schedule of information about Level 3 fair value measurements
The following table shows a reconciliation of financial assets at FVTPL from the opening balances to the closing balances for Level 3 fair values.

	2024	2023
Balance at January 1	$20,405	$17,538
Additions	129	10,002
Changes in fair value recognized in profit or loss	(8,869)	(7,135)
Balance at December 31	$11,665	$20,405

Schedule of credit risk grading framework
The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognizing expected credit losses
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	Lifetime ECL – not credit-impaired
Doubtful	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit-impaired
In default	Amount is >90 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

Schedule of expected credit loss assessment	Gross carrying amount

	2024
Internal credit rating	Average loss rate	Trade receivables
Performing	0%	$3,978
Doubtful	1%	1,349
In default	13%	223
Write-off	100%	432
		$5,982

Schedule of movement in the loss allowance account in respect of trade receivable
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
Balance at January 1	$2,424	$1,592
Additions from acquisition (note 34(B)(III))	80	—
Net remeasurement of loss allowance	366	782
Amounts written off	(2,132)	(42)
Exchange differences	2	92
Balance at December 31	$740	$2,424

Schedule of remaining contractual maturities at the end of the reporting period of the non-derivative financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments.

			Contractual undiscounted cash flows
	Weighted average effective interest rate	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
Balance at December 31, 2024
Trade payables		$3,668	$3,668	$3,668	$—	$—
Other liabilities		1,828	1,828	1,828	—	—
Lease liabilities	7%	5,772	7,204	4,034	1,805	1,365
Liabilities for puttable financial instrument	15%	14,309	16,834	16,834	—	—
		$25,577	$29,534	$26,364	$1,805	$1,365
Balance at December 31, 2023
Trade payables		$1,671	$1,671	$1,671	$—	$—
Accrued expenses and other liabilities		8,175	8,175	8,175	—	—
Lease liabilities	4%	2,369	2,441	1,549	788	104
Liabilities for puttable financial instrument	15%	14,623	17,139	17,139	—	—
		$26,838	$29,426	$28,534	$788	$104